ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 16, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) SerenityShares Core U.S. ETF (S000055500) SerenityShares Core Multi-Asset ETF (S000055501) SerenityShares Impact ETF (S000055502)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, SerenityShares Core U.S. ETF, SerenityShares Core Multi-Asset ETF and SerenityShares Impact ETF, (collectively, the “Funds”) certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment with respect to the Funds dated February 16, 2017, and filed electronically as Post-Effective Amendment No. 170 to the Trust’s Registration Statement on Form N‑1A on February 16, 2017.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary